Promissory Note Receivable (Table)	12 Months Ended
Dec. 31, 2017
Promissory Note Receivable Table
Schedule for promissory note receviable
Date	Amount

February 14, 2018 (received)	$25
June 30, 2018	25
September 30, 2018	85
December 31, 2018	85
$220